Retirement Benefits - Weighted-Average Assumptions Related to Pension Plans (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Aug. 28, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Unamortized debt issuance costs	$ (19.7)	$ (20.7)
Total debt	2,465.6	2,472.3
Less current portion of long-term debt	(29.0)	(29.0)		$ 0.0
Total long-term debt, excluding current portion	2,436.6	2,443.3		$ 0.0
Credit Facility | Term credit facility
Debt Instrument [Line Items]
Long-term debt, gross	$ 485.0	$ 492.5
Senior Notes | 3.912% Senior Notes due 2021
Debt Instrument [Line Items]
Interest rate	3.912%	3.912%	3.912%
Long-term debt, gross	$ 500.0	$ 500.0
Senior Notes | 4.272% Senior Notes due 2023
Debt Instrument [Line Items]
Interest rate	4.272%	4.272%	4.272%
Long-term debt, gross	$ 750.0	$ 750.0
Senior Notes | 4.900% Senior Notes due 2028
Debt Instrument [Line Items]
Interest rate	4.90%	4.90%	4.90%
Long-term debt, gross	$ 750.0	$ 750.0
Other obligations
Debt Instrument [Line Items]
Long-term debt, gross	$ 0.3	$ 0.5